Inventories - Additional Information (Detail) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 61,816,000	$ 49,889,000
Inventory pledges outstanding	$ 0	$ 0